Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical segments
Total revenue		£ 25,382	£ 16,574	£ 12,702
Interest receivable		21,026	12,637	9,234	[1],[2]
Interest payable		(9,977)	(2,795)	(1,699)	[1],[2]
Net fees and commissions		2,330	2,292	2,120	[3]
Trading income		794	1,133	323	[1],[3]
Other operating income		579	(111)	451
Total income		14,752	13,156	10,429	[1]
Operating (loss)/profit before tax	[4]	6,178	5,132	3,844	[1]
Total assets		692,673	720,053	781,992
Total liabilities		655,485	683,557	740,189
Total		119,631	126,581	125,367
UK
Geographical segments
Total revenue		24,096	15,795	12,100
Interest receivable		20,192	12,242	8,949
Interest payable		(9,500)	(2,567)	(1,483)
Net fees and commissions		2,052	1,983	1,820
Trading income		704	1,208	247
Other operating income		556	(140)	387
Total income		14,004	12,726	9,920
Operating (loss)/profit before tax		6,196	5,716	4,143
Total assets		610,831	589,758	693,221
Total liabilities		594,250	579,476	676,684
Total		112,199	117,915	117,225
USA
Geographical segments
Total revenue		167	117	87
Interest receivable		39	37	20
Interest payable		(1)	(2)	(2)
Net fees and commissions		49	44	27
Trading income		66	1	53
Other operating income		(10)	14	2
Total income		143	94	100
Operating (loss)/profit before tax		45	(46)	48
Total assets		23,725	25,979	21,776
Total liabilities		22,106	27,039	23,286
Total				1
Europe
Geographical segments
Total revenue		1,016	558	482
Interest receivable		774	344	257
Interest payable		(472)	(221)	(211)
Net fees and commissions		172	207	231
Trading income		1	(104)	(1)
Other operating income		30	12	62
Total income		505	238	338
Operating (loss)/profit before tax		(149)	(620)	(387)
Total assets		56,001	101,164	64,415
Total liabilities		37,506	75,092	38,835
Total		7,411	8,649	8,114
RoW
Geographical segments
Total revenue		103	104	33
Interest receivable		21	14	8
Interest payable		(4)	(5)	(3)
Net fees and commissions		57	58	42
Trading income		23	28	24
Other operating income		3	3
Total income		100	98	71
Operating (loss)/profit before tax		86	82	40
Total assets		2,116	3,152	2,580
Total liabilities		1,623	1,950	1,384
Total		£ 21	£ 17	£ 27

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[3]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[4]	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8 to the consolidated financial statements.